Long-Term Debt - Schedule of Annual Debt Maturities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Debt Disclosure [Abstract]
2013	$ 170
2014	620
2015	170
2016	170
2017	2,220
2018 and after	$ 3,100